UNITED STATES
      		SECURITIES AND EXCHANGE COMMISSION
      			FORM 13F



      		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

DECEMBER 31, 2007

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a restatement.
				  [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Granite Capital International Group, LP
Address:		126 East 56th Street
      		25th Floor
			New York, New York 10022

13F- File Number:

The Institutional investment manager
filing this report and the person whom
it is signed hereby represent that the
person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

Lloyd Moskowitz  New York, New York  FEBRUARY 13, 2008


Report Type (Check only one.):

[ X  ]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	95
Form 13F Information Table Value Total:	$412,473

List of Other Included Managers:

No. 13F File Number		Name





 WALTER F. HARRISON, III









            FORM 13F










 AS OF DECEMBER 31, 2007





                   FORM 13F














Name of Reporting Manager : Walter F. Harrison III



(SEC USE ONLY)
Item 1:
Item 2
Item 3
Item 4
Item 5
Item 6:
Item 7:
Item 8:
Name of Issuer
Title of Class
CUSIP
Fair Market
Shares of
Investment Discretion
Managers
Voting Authority (Shares)


Number
Value
Principal

(b) Shared

See Instruc. V







Amount
(a) Sole
As Defined
(c) Shared

(a) Sole
(b) Shared
(c) None










































in Instr. V
Other




ADOBE SYSTEMS INC CMN
Common
00724F101
         3,033,830
             71,000
X


Walter Harrison
X


AK STEEL HOLDING CORP CMN
Common
001547108
         2,029,936
             43,900
X


Walter Harrison
X


ALLIANT TECHSYSTEMS INC CMN
Common
018804104
      13,308,214
           116,985
X


Walter Harrison
X


ALTRIA GROUP INC CMN
Common
02209S103
      15,528,364
           205,456
X


Walter Harrison
X


AMERICA MOVIL SA DE CV SPONSOREDADR CMN SERIES L
Common
02364W105
         3,523,786
             57,400
X


Walter Harrison
X


AMERICAN TECHNOLOGY CORP (DEL)CMN
Common
030145205
         1,600,809
           632,731
X


Walter Harrison
X


ANALOG DEVICES INC. CMN
Common
032654105
         1,020,740
             32,200
X


Walter Harrison
X


ANTHRACITE CAPITAL INC CMN
Common
037023108
         2,625,658
           362,660
X


Walter Harrison
X


BANK NEW YORK INC CMN
Common
064057102
            516,350
             11,698
X


Walter Harrison
X


BE AEROSPACE INC CMN
Common
073302101
         2,851,310
             53,900
X


Walter Harrison
X


BIODEL INC CMN
Common
09064M105
         1,117,363
             48,100
X


Walter Harrison
X


BIRKS & MAYORS INC CMN
Common
090881103
            206,614
             34,725
X


Walter Harrison
X


BROADCOM CORP CL-A CMN CLASS AA
Common
111320107
         3,421,726
           130,900
X


Walter Harrison
X


BUCYRUS INTERNATIONAL INC CMN CLASS AA
Common
118759109
         5,794,437
             58,300
X


Walter Harrison
X


CA INC CMN
Common
12673P105
         4,069,021
           163,087
X


Walter Harrison
X


CAPITAL ONE FINANCIAL CORP CMN
Common
14040H105
         2,249,056
             47,589
X


Walter Harrison
X


CHIPOTLE MEXICAN GRILL, INC. CMN CLASS AA
Common
169656105
            676,522
                4,600
X


Walter Harrison
X


CIMAREX ENERGY CO CMN
Common
171798101
      13,668,121
           321,376
X


Walter Harrison
X


CISCO SYSTEMS, INC. CMN
Common
17275R102
         8,416,032
           310,900
X


Walter Harrison
X


COINSTAR INC CMN
Common
19259P300
         2,052,135
             72,900
X


Walter Harrison
X


COMCAST CORPORATION CMN CLASSA NON VOTING
Common
20030N200
            338,844
             18,700
X


Walter Harrison
X


COMMSCOPE INC CMN
Common
203372107
         1,722,350
             35,000
X


Walter Harrison
X


CORNING INCORPORATED CMN
Common
219350105
         6,925,913
           288,700
X


Walter Harrison
X


COSTCO WHOLESALE CORPORATION CMN
Common
22160K105
         2,846,208
             40,800
X


Walter Harrison
X


CROSSTEX ENERGY, INC. CMN
Common
22765Y104
         3,459,596
             92,900
X


Walter Harrison
X


CVS CAREMARK CORPORATION CMN
Common
126650100
      15,018,385
           377,821
X


Walter Harrison
X


CYBERONICS INC CMN
Common
23251P102
         3,743,520
           284,462
X


Walter Harrison
X


CYPRESS SEMICONDUCTOR CORP CMN
Common
232806109
         2,983,284
             82,800
X


Walter Harrison
X


ELECTRONIC ARTS CMN
Common
285512109
         2,126,124
             36,400
X


Walter Harrison
X


EMC CORPORATION MASS CMN
Common
268648102
         6,196,432
           334,400
X


Walter Harrison
X


EVEREST RE GROUP LTD CMN
Common
G3223R108
      14,317,040
           142,600
X


Walter Harrison
X


FANNIE MAE COMMON STOCK CMN
Common
313586109
         7,413,531
           185,431
X


Walter Harrison
X


FOREST CITY ENTERPRISES (CL-A)CMN CLASSA
Common
345550107
      12,092,124
           272,100
X


Walter Harrison
X


GENEVA ACQUISITION CORPORATION 1 UNT=1SHR+2WRN
Common
37185Y203
         1,548,911
           262,083
X


Walter Harrison
X


GENEVA ACQUISITION CORPORATION CMN
Common
37185Y104
              89,744
             16,317
X


Walter Harrison
X


GOOGLE, INC. CMN CLASS AA
Common
38259P508
         2,558,476
                3,700
X


Walter Harrison
X


HARRAHS ENTMT INC CMN
Common
413619107
         6,854,429
             77,233
X


Walter Harrison
X


HOLLYWOOD MEDIA CORP CMN
Common
436233100
         2,735,425
           943,250
X


Walter Harrison
X


ILLUMINA INC CMN
Common
452327109
         2,240,028
             37,800
X


Walter Harrison
X


IMPERIAL CAPITAL BANCORP INC CMN
Common
452680101
         4,926,360
           269,200
X


Walter Harrison
X


INTEGRATED ELECTRICAL SVC INC CMN
Common
45811E301
            366,969
             19,530
X


Walter Harrison
X


INTERTAINER INC. PFD SERIES 1
Common
460992068
              18,932
           536,324
X


Walter Harrison
X


INTL GAME TECHNOLOGY CMN
Common
459902102
         3,817,517
             86,900
X


Walter Harrison
X


KKR FINANCIAL HOLDINGS LLC CMN SERIES CLASS
Common
48248A306
         1,440,322
           102,514
X


Walter Harrison
X


KRAFT FOODS INC CMN CLASS AA
Common
50075N104
         5,433,645
           166,523
X


Walter Harrison
X


LAKES ENTERTAINMENT INC CMN
Common
51206P109
         1,747,864
           252,217
X


Walter Harrison
X


LIBERTY GLOBAL INC CMN CLASSA
Common
530555101
            385,081
                9,826
X


Walter Harrison
X


LIBERTY GLOBAL, INC. CMN SERIESC
Common
530555309
         8,348,887
           228,174
X


Walter Harrison
X


LIBERTY MEDIA HLDG CORP CMN SERIESA INTERACTIVE
Common
53071M104
         7,906,409
           414,382
X


Walter Harrison
X


LIBERTY MEDIA HOLDING CORP CAPITAL CMN SERIES A TRACKING STOCK
Common
53071M302
         4,414,971
             37,900
X


Walter Harrison
X


MANNKIND CORPORATION CMN
Common
56400P201
         1,500,460
           188,500
X


Walter Harrison
X


MASSEY ENERGY CORP CMN
Common
576206106
         9,906,325
           277,100
X


Walter Harrison
X


MAXIM INTEGRATED PRODUCTS INC CMN
Common
57772K101
         6,813,304
           257,300
X


Walter Harrison
X


MBIA INC CMN
Common
55262C100
         1,863,000
           100,000
X


Walter Harrison
X


MERRILL LYNCH & CO., INC. CMN
Common
590188108
      17,631,303
           328,452
X


Walter Harrison
X


METTLER-TOLEDO INTL CMN
Common
592688105
      14,344,490
           126,050
X


Walter Harrison
X


MICROSOFT CORPORATION CMN
Common
594918104
         5,546,480
           155,800
X


Walter Harrison
X


MONSANTO COMPANY CMN
Common
61166W101
         1,563,660
             14,000
X


Walter Harrison
X


MOTIVE, INC. CMN
Common
61980V107
            230,416
           164,583
X


Walter Harrison
X


NETSUITE INC. CMN
Common
64118Q107
            979,500
             25,000
X


Walter Harrison
X


NEW YORK COMMUNITY BANCORP INCCMN
Common
649445103
         1,597,336
             90,861
X


Walter Harrison
X


NEWS CORPORATION, INC. CMN CLASSA
Common
65248E104
         4,419,693
           215,700
X


Walter Harrison
X


NII HOLDINGS, INC. CMN CLASSB
Common
62913F201
         2,855,712
             59,100
X


Walter Harrison
X


OCWEN FINANCIAL CORPORATION CMN
Common
675746309
         2,961,695
           534,602
X


Walter Harrison
X


ORACLE CORPORATION CMN
Common
68389X105
         1,580,600
             70,000
X


Walter Harrison
X


PFF BANCORP INC CMN
Common
69331W104
         5,877,567
           488,170
X


Walter Harrison
X


PICO HOLDINGS INC CMN
Common
693366205
         1,852,462
             55,100
X


Walter Harrison
X


PIONEER NATURAL RESOURCES CO CMN
Common
723787107
         2,207,568
             45,200
X


Walter Harrison
X


PULTE HOMES INC CMN
Common
745867101
         6,207,006
           588,900
X


Walter Harrison
X


QUALCOMM INC CMN
Common
747525103
         5,611,310
           142,600
X


Walter Harrison
X


RADIAN GROUP INC CMN
Common
750236101
         3,770,281
           322,798
X


Walter Harrison
X


RADWARE LTD. CMN
Common
M81873107
         1,757,140
           114,100
X


Walter Harrison
X


RECONDITIONED SYSTEMS INC(NEW)CMN
Common
756240305
         1,195,555
           365,055
X


Walter Harrison
X


REDWOOD TRUST INC CMN
Common
758075402
      10,545,886
           307,999
X


Walter Harrison
X


RETAIL HOLDRS TRUST MUTUAL FUNDD
Common
76127U101
                4,761
                     51
X


Walter Harrison
X


SAIC, INC. CMN
Common
78390X101
         2,376,172
           118,100
X


Walter Harrison
X


SEATTLE GENETICS INC CMN
Common
812578102
            747,840
             65,600
X


Walter Harrison
X


SHAW GROUP INC CMN
Common
820280105
         2,907,164
             48,100
X


Walter Harrison
X


SHIRE PLC SPONSORED ADR CMNADR CMN
Common
82481R106
         3,344,075
             48,500
X


Walter Harrison
X


SLM CORPORATION CMN
Common
78442P106
            100,700
                5,000
X


Walter Harrison
X


STANDARD & POORS DEP RCPTS SPDR
Common
78462F103
         7,310,500
             50,000
X


Walter Harrison
X


TEL OFFSHORE TRUST CMN
Common
872382106
            215,497
             11,259
X


Walter Harrison
X


TEVA PHARMACEUTICAL IND LTD ADS
Common
881624209
         6,790,682
           146,099
X


Walter Harrison
X


THE BANK OF NY MELLON CORP CMN
Common
064058100
      15,167,773
           311,070
X


Walter Harrison
X


TIME WARNER INC. CMN
Common
887317105
         3,292,094
           199,400
X


Walter Harrison
X


TRANSOCEAN INC. CMN
Common
G90073100
         3,034,780
             21,200
X


Walter Harrison
X


TURBOCHEF TECHNOLOGIES, INC. CMN
Common
900006206
            650,100
             39,400
X


Walter Harrison
X


U.S. BANCORP CMN
Common
902973304
         6,509,271
           205,081
X


Walter Harrison
X


UNITEDHEALTH GROUP INC CMN
Common
91324P102
      15,376,440
           264,200
X


Walter Harrison
X


URBAN OUTFITTERS INC CMN
Common
917047102
         2,537,906
             93,100
X


Walter Harrison
X


VMWARE INC. CMN CLASS A
Common
928563402
            700,063
                8,237
X


Walter Harrison
X


WILLIS GROUP HOLDINGS LTD CMN
Common
G96655108
         5,304,409
           139,700
X


Walter Harrison
X


WTS/DIME BANCORP INC EXP01/01/2059
Common
25429Q110
              30,835
           190,339
X


Walter Harrison
X


WTS/GENEVA ACQUISITION CORP 5.0000 EXP02/12/2011
Common
37185Y112
                    869
                2,634
X


Walter Harrison
X


WYNN RESORTS LTD CMN
Common
983134107
         1,524,968
             13,600
X


Walter Harrison
X














Total Market Value


412,472,993








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